LONG TERM INVESTMENTS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended																							1 Months Ended									12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Preferred stock Minimum	Dec. 31, 2012 Preferred stock Maximum	Dec. 31, 2012 Other Corporate	Dec. 31, 2011 Other Corporate	Dec. 31, 2012 Joint Ventures	Dec. 31, 2011 Joint Ventures	Dec. 31, 2010 Joint Ventures	Dec. 31, 2012 Chicap Pipeline joint venture Liquids Pipelines	Dec. 31, 2011 Chicap Pipeline joint venture Liquids Pipelines	Dec. 31, 2012 Mustang Pipeline joint venture Liquids Pipelines	Dec. 31, 2011 Mustang Pipeline joint venture Liquids Pipelines	Dec. 31, 2012 Seaway Pipeline joint venture Liquids Pipelines	Dec. 31, 2011 Seaway Pipeline joint venture Liquids Pipelines	Dec. 31, 2012 Texas Express Pipeline joint venture Sponsored Investments	Dec. 31, 2011 Texas Express Pipeline joint venture Sponsored Investments	Dec. 31, 2012 Offshore - various joint ventures Gas Pipelines, Processing and Energy Services	Dec. 31, 2011 Offshore - various joint ventures Gas Pipelines, Processing and Energy Services	Dec. 31, 2012 Offshore - various joint ventures Gas Pipelines, Processing and Energy Services Minimum	Dec. 31, 2012 Offshore - various joint ventures Gas Pipelines, Processing and Energy Services Maximum	Dec. 31, 2012 Vector Pipeline joint venture Gas Pipelines, Processing and Energy Services	Dec. 31, 2011 Vector Pipeline joint venture Gas Pipelines, Processing and Energy Services	Dec. 31, 2012 Alliance Pipeline US joint venture Gas Pipelines, Processing and Energy Services	Dec. 31, 2011 Alliance Pipeline US joint venture Gas Pipelines, Processing and Energy Services	Dec. 31, 2012 Aux Sable joint venture Gas Pipelines, Processing and Energy Services	Dec. 31, 2011 Aux Sable joint venture Gas Pipelines, Processing and Energy Services	Dec. 31, 2012 Aux Sable joint venture Gas Pipelines, Processing and Energy Services Minimum	Dec. 31, 2012 Aux Sable joint venture Gas Pipelines, Processing and Energy Services Maximum	Jul. 31, 2011 Aux Sable joint venture Palermo Conditioning Plant and the Prairie Rose Pipeline	Dec. 31, 2012 Other joint ventures Gas Pipelines, Processing and Energy Services	Dec. 31, 2011 Other joint ventures Gas Pipelines, Processing and Energy Services	Dec. 31, 2012 Other joint ventures Gas Pipelines, Processing and Energy Services Minimum	Dec. 31, 2012 Other joint ventures Gas Pipelines, Processing and Energy Services Maximum	Dec. 31, 2012 Other joint ventures Sponsored Investments	Dec. 31, 2011 Other joint ventures Sponsored Investments	Dec. 31, 2012 Alliance Pipeline Canada joint venture Sponsored Investments	Dec. 31, 2011 Alliance Pipeline Canada joint venture Sponsored Investments	Dec. 31, 2012 Noverco Common stock	Dec. 31, 2011 Noverco Common stock	Dec. 31, 2010 Noverco Common stock	Dec. 31, 2012 Noverco Common stock Corporate	Dec. 31, 2012 Noverco Preferred stock	Dec. 31, 2012 Noverco Preferred stock Minimum	Dec. 31, 2012 Noverco Preferred stock Maximum	Dec. 31, 2012 Noverco Preferred stock Corporate	Dec. 31, 2011 Noverco Preferred stock Corporate	Dec. 31, 2012 Other Equity Investments Corporate	Dec. 31, 2011 Other Equity Investments Corporate	Dec. 31, 2012 Other Equity Investments Corporate Minimum	Dec. 31, 2012 Other Equity Investments Corporate Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)										43.80%		30.00%		50.00%		35.00%				22.00%	74.30%	60.00%		50.00%				42.70%	50.00%				33.30%	70.00%	50.00%		50.00%		38.90%	38.90%	32.10%	38.90%								8.90%	41.00%
Equity Investments										27	27	21	27	1,385	1,186	183	11	391	420			142	160	282	293	266	217				10	21			35	47	277	296										55	34
Other Long-Term Investments					66	57																																								246	285
Long term investments	3,386	3,081
Interest acquired in Palermo Conditioning Plant and the Prairie Rose Pipeline (as a percent)																														42.70%
Purchase price																														76
Goodwill	636	651
Amortizable assets	493	450
Income statement of unconsolidated equity investments of joint ventures
Revenues							921	804	771
Commodity costs							(236)	(138)	(92)
Operating and administrative expenses							(244)	(200)	(203)
Depreciation and amortization							(159)	(158)	(158)
Other expense							4	(3)	(1)
Interest expense							(81)	(87)	(96)
Earnings before income taxes							205	218	221
Balance sheet of unconsolidated equity investments of joint ventures
Current assets							299	231
Property, plant and equipment, net							3,192	2,864
Deferred amounts and other assets							204	273
Intangible assets							74	87
Goodwill							639	651
Current liabilities							(333)	(230)
Long-term debt							(895)	(926)
Other long-term liabilities							(161)	(245)
Net assets							3,019	2,705
Cumulative dividends per share calculation, maturity period of Government of Canada bond	10 years																																										10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)			4.30%	4.40%																																								4.30%	4.40%
Ownership interest (as a percent)																																							6.00%	8.90%	9.00%
Number of shares sold through secondary offering																																							22.5
Amount of change in equity investment and shareholder's equity by the reciprocal shareholding																																							297
Dividend received invested to increase common share investment																																							317
Indirect pro-rata interest of the entity in the shares of the entity (as a percent)																																							2.10%	3.50%
Amount reduced from equity investment and shareholder's equity by the reciprocal shareholding																																							126	187	154